Commissions Expense (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Commissions Expense

Composition	12/31/2025	12/31/2024	12/31/2023

Commissions related to securities transactions	111,840	700,190	1,167,831
Commissions related to trading and foreign exchange transactions	4,836,040	7,626,237	4,348,467
Other
Commissions paid ATM exchange	72,887,172	71,860,062	43,858,120
Checkbooks commissions and clearing houses	25,826,912	17,649,175	13,954,498
Credit cards and foreign trade commissions	7,233,601	6,331,963	8,126,669

Total	110,895,565	104,167,627	71,455,585